Tax	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Tax

7	Tax

Tax expense
	2024	2023	2022
	$m	$m	$m
Current tax[1]	6,115	5,718	2,984
– for this year	5,863	5,737	3,264
– adjustments in respect of prior years	31	(19)	(280)
– Pillar 2 and qualifying domestic top-up taxes	221	—	—
Deferred tax	1,195	71	(2,175)
– origination and reversal of temporary differences	1,288	19	(2,278)
– effect of changes in tax rates	(2)	17	(293)
– adjustments in respect of prior years	(91)	35	396
Year ended 31 Dec[2]	7,310	5,789	809
1Current tax included Hong Kong profits tax of $1,615m (2023: $1,328m; 2022: $604m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2023: 16.5%; 2022: 16.5%).
2In addition to amounts recorded in the income statement, a tax credit of $12m (2023: credit of $41m) was recorded directly to equity.
Tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2024		2023		2022
	$m	%	$m	%	$m	%
Profit before tax	32,309		30,348		17,058
Tax expense
Taxation at UK corporation tax rate of 25.0% (2023: 23.5%, 2022: 19.0%)	8,077	25.0	7,132	23.5	3,241	19.0
Impact of differently taxed overseas profits in overseas locations	(1,351)	(4.2)	(612)	(2.0)	459	2.7
UK banking surcharge	215	0.7	350	1.2	283	1.7
Items increasing tax charge in 2024:
– tax impact of sale of HSBC Argentina	1,536	4.8	—	—	—	—
– local taxes and overseas withholding taxes	584	1.8	419	1.4	346	2.0
– other permanent disallowables	344	1.0	227	0.7	363	2.1
– impacts of hyperinflation	327	1.0	348	1.1	171	1.0
– movements in unrecognised deferred tax	259	0.7	(22)	(0.1)	(2,503)	(14.7)
– Global Minimum Tax top-up charge	221	0.7	—	—	—	—
– bank levy	73	0.2	112	0.4	59	0.3
– movements in provisions for uncertain tax positions	38	0.1	(472)	(1.6)	27	0.2
– impact of changes in tax rates	6	—	17	0.1	(293)	(1.7)
– impairment of interest in associate	—	—	705	2.3	—	—
Items reducing tax charge in 2024:
– non-taxable gain on disposal of HSBC Canada	(1,174)	(3.6)	—	—	—	—
– non-taxable income and gains	(1,079)	(3.3)	(1,189)	(3.9)	(825)	(4.8)
– effect of profits in associates and joint ventures	(456)	(1.4)	(571)	(1.9)	(504)	(3.1)
– deductions for AT1 coupon payments	(249)	(0.8)	(229)	(0.7)	(246)	(1.4)
– adjustments in respect of prior period	(46)	(0.1)	16	0.1	116	0.7
– tax impact of sale of French retail banking business	(15)	—	—	—	115	0.7
– accounting gain on acquisition of SVB UK	—	—	(442)	(1.5)	—	—
Year ended 31 Dec	7,310	22.6	5,789	19.1	809	4.7
The Group’s profits are taxed at different rates depending on the country or territory in which the profits arise. The key applicable tax rates for
2024 include Hong Kong (16.5%), the US (21%) and the UK (25%). If the Group’s profits were taxed at the statutory rates of the countries in which the profits arose, then the tax rate for the year would have been 21.4% (2023: 22.6%).
The effective tax rate for the year of 22.6% was higher than in the previous year (2023: 19.1%). The effective tax rate for the year was reduced by 3.6% by the non-taxable gain arising on the disposal of HSBC Canada, increased by 4.8% by the non-deductible loss arising on the disposal of HSBC Argentina, increased by 70.0% by movements in unrecognised deferred tax, primarily relating to French tax losses, and increased by
70.0% by the Group’s Pillar 2 Global Minimum Tax charge. The effective tax rate for 2023 was increased by 2.3% by the non-taxable impairment of the Group’s investment in BoCom, reduced by 1.6% by the release of provisions for uncertain tax positions and reduced by
1.5% by the non-taxable accounting gain on the acquisition of SVB UK.
In July 2023, the UK enacted legislation to introduce the ‘Pillar Two’ global minimum tax model rules of the OECD’s Inclusive Framework on
Base Erosion and Profit Shifting (’BEPS’) and a UK qualified domestic minimum top-up tax, with effect from 1 January 2024. Under the Pillar
Two rules, a top-up tax liability arises where the Group’s effective tax rate in a jurisdiction is below 15%. The Group has recorded a Pillar Two global minimum tax charge of $221m for the period, primarily related to the non-taxation of dividends and income on government bonds in
Hong Kong (which have the effect of reducing the effective tax rate from the statutory rate of 16.5% to below 15%) and low or nil statutory tax rates in jurisdictions such as Bermuda and the Channel Islands. For the current period, this tax expense will be substantially payable in the UK by HSBC Holdings.
Many jurisdictions have introduced or announced the introduction of domestic minimum tax rules that are closely aligned to the OECD’s Pillar
Two model rules, as well as new or amended corporate income tax rules, with effect from 2024 or 2025. As and when such taxes are introduced, they will have the effect of increasing local tax liabilities, eliminating or reducing the top-up tax liability payable in the UK by HSBC
Holdings in respect of those jurisdictions. Hong Kong, Bermuda and the Channel Islands have introduced such new tax rules with effect from
1 January 2025.
Accounting for taxes involves some estimation because tax law is uncertain and its application requires a degree of judgement, which authorities may dispute. Liabilities are recognised based on best estimates of the probable outcome, taking into account external advice where appropriate. Exposures relating to legacy tax cases were reassessed during 2024, resulting in a charge of $38m to the income statement. We do not expect significant liabilities to arise in excess of the amounts provided. HSBC only recognises current and deferred tax assets where recovery is probable.

Movement of deferred tax assets and liabilities
	Loan impairment provisions	Unused tax losses and tax credits	Financial assets at FVOCI	Cash flow hedges	Retirement obligations	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets	1,158	4,544	876	419	—	2,933	9,930
Liabilities	—	—	—	—	(1,814)	(1,600)	(3,414)
At 1 Jan 2024	1,158	4,544	876	419	(1,814)	1,333	6,516
Income statement	(74)	(640)	100	—	(85)	(431)	(1,130)
Other comprehensive income	—	—	(49)	84	114	189	338
Foreign exchange and other adjustments	(14)	(40)	(311)	(61)	18	208	(200)
At 31 Dec 2024	1,070	3,864	616	442	(1,767)	1,299	5,524
Assets[1]	1,070	3,864	616	442	—	2,906	8,898
Liabilities[1]	—	—	—	—	(1,767)	(1,607)	(3,374)

Assets	1,062	4,397	850	1,271	—	3,048	10,628
Liabilities	—	—	—	—	(1,673)	(1,567)	(3,240)
At 1 Jan 2023	1,062	4,397	850	1,271	(1,673)	1,481	7,388
Income statement	(39)	102	541	1	(114)	(562)	(71)
Other comprehensive income	—	—	(598)	(974)	99	399	(1,074)
Foreign exchange and other adjustments	135	45	83	121	(126)	15	273
At 31 Dec 2023	1,158	4,544	876	419	(1,814)	1,333	6,516
Assets[1]	1,158	4,544	876	419	—	2,933	9,930
Liabilities[1]	—	—	—	—	(1,814)	(1,600)	(3,414)
1After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets of $6,841m (2023: $7,754m) and deferred tax liabilities of $1,317m (2023: $1,238m).
In applying judgement in recognising deferred tax assets, management has assessed all relevant information, including future business profit projections and the track record of meeting forecasts. Management’s assessment of the likely availability of future taxable profits against which to recover deferred tax assets is based on the most recent financial forecasts approved by management, which cover a five-year period and are extrapolated where necessary, and takes into consideration the reversal of existing taxable temporary differences and past business performance. When forecasts are extrapolated beyond five years, a number of different scenarios are considered, reflecting different downward risk adjustments, in order to assess the sensitivity of our recognition and measurement conclusions in the context of such longer-
term forecasts.
The Group’s net deferred tax asset of $5.5bn (2023: $6.5bn) included $2.6bn (2023: $3.3bn) of deferred tax assets relating to the UK, $3.0bn
(2023: $3.1bn) of deferred tax assets relating to the US and a net deferred asset of $0.5bn (2023: $0.9bn) in France.
The UK deferred tax asset of $2.6bn excluded a $1.8bn deferred tax liability arising on the UK pension scheme surplus, the reversal of which is not taken into account when estimating future taxable profit due to the level of uncertainty as to the timing and manner of its reversal. The UK deferred tax assets are supported by forecasts of taxable profit, also taking into consideration the history of profitability in the relevant businesses. The majority of the deferred tax asset relates to tax attributes which do not expire and are forecast to be recovered within 3 years and as such are less sensitive to changes in long-term profit forecasts.
The net US deferred tax asset of $3.0bn included $1.2bn related to US tax losses, of which $0.9bn expire in 10 to 15 years. Management expects the US deferred tax asset to be substantially recovered within 13 years, with the majority recovered in the first 5 years.
The net deferred tax asset in France of $0.5bn included $0.5bn related to tax losses, which are expected to be substantially recovered within
12 years. Unused tax losses with a tax value of $0.2bn have not been recognised due to the absence of convincing evidence regarding the availability of sufficient future taxable profits against which to recover them.
Unrecognised deferred tax
The amount of gross temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised in the balance sheet was $11.0bn (2023: $10.4bn). This amount included unused US state tax losses of $3.8bn (2023: $4.0bn) which are forecast to expire before they are recovered, unused French tax losses of $0.7bn (2023: nil) for which there is insufficient evidence of future taxable profits to support recognition, and unused UK tax losses of $3.5bn (2023: $4.5bn), which arose prior to 1 April 2017 and can only be recovered against future taxable profits of HSBC Holdings. No deferred tax was recognised on these losses due to the absence of convincing evidence regarding the availability of sufficient future taxable profits against which to recover them. Deferred tax asset recognition is reassessed at each balance sheet date based on the available evidence. Of the total amounts on which deferred tax was not recognised, $6.0bn (2023: $5.1bn) had no expiry date, $1.0bn (2023: $0.5bn) was scheduled to expire within 10 years and the remaining balance is expected to expire after 10 years.
Deferred tax is not recognised in respect of the Group’s investments in subsidiaries and branches where HSBC is able to control the timing of remittance or other realisation and where remittance or realisation is not probable in the foreseeable future. The aggregate temporary differences relating to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches was $15.2bn (2023: $14.4bn)
and the corresponding unrecognised deferred tax liability was $0.7bn (2023: $0.7bn).